Allowance for Doubtful Accounts, Sales Returns and Discounts (Tables)	12 Months Ended
Dec. 31, 2013
Allowance For Doubtful Accounts Sales Returns and Discounts [Abstract]
Schedule Of Allowance For Doubtul Accounts Activity [Table Text Block]
Allowance for doubtful accounts

	Balance at	Charges		Balance at
	beginning	(credits) to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2011	$16,727	(1,541)	-	15,186
Year 2012	$15,186	-	-	15,186
Year 2013	$15,186	173	-	15,359

Schedule Of Allowance For Sales Returns and Discounts Activity [Table Text Block]
Allowance for sales returns and discounts

	Balance at			Balance at
	beginning		Amounts	end of
Period	of year	Additions	utilized	year
	(in thousands)

Year 2011	$591	3,385	(3,191)	785
Year 2012	$785	7,386	(7,093)	1,078
Year 2013	$1,078	7,272	(7,421)	929